EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY	6 Months Ended
Jun. 30, 2019
Interests In Other Entities [Abstract]
INVESTMENTS
EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY

	Kibali	Jabal Sayid	Zaldívar	Other[1]	Total
At January 1, 2018	$—	$206	$975	$32	$1,213
Funds invested	—	—	—	5	5
Equity pick-up (loss) from equity investees	—	39	14	(7)	46
Impairment charges	—	—	—	(30)	(30)
At December 31, 2018	$—	$245	$989	$—	$1,234
Acquisitions	3,119	—	—	60	3,179
Equity pick-up (loss) from equity investees	50	27	10	(9)	78
Dividends paid	(31)	—	—	(1)	(32)
At June 30, 2019	$3,138	$272	$999	$50	$4,459

[1]	Other includes Morila.